MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND

CLASS A SHARES
Ticker: OURAX

INVESTOR CLASS SHARES
Ticker: OURLX

INSTITUTIONAL CLASS SHARES
Ticker: OURIX

CLASS Z SHARES
Ticker: OURZX

Supplement dated August 20, 2018
To the Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2018

This Supplement revises information in the Fund’s prospectus and statement of additional information (“SAI”), both dated May 1, 2018. If you would like a free copy of the Fund’s prospectus or SAI, call us at 1-(800)-673-0550 or write to us at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Mission Institutional Advisors, LLC, dba Mission Funds Advisers (the “Adviser”), the Adviser to the Mission-Auour Risk-Managed Global Equity Fund, has moved its offices to the following address:

Mission Institutional Advisors, LLC
5956 Sherry Lane, Suite 1000
Dallas, Texas 75225

All references to the Adviser’s prior address should be replaced with the address listed above. No other changes are being made to the prospectus and SAI.

Investors should retain this supplement for future reference.